Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments in affiliates
	December 31,
	2019	2018
Balance Sheet:	US$’000	US$’000

Current assets	41,614	46,925

Non-current assets	15,666	19,450
Total assets	57,280	66,375

Total liabilities	(31,108)	(40,330)
Total shareholders’ equity	26,172	26,045

	Year ended December 31,
	2019	2018
Operating results:	US$’000	US$’000

Net sales	40,348	50,165

Operating income / (loss)	677	(5,194)

Net income / (loss)	704	(4,048)